Consolidated Statement of Changes in Stockholders' Equity - 4 months ended Dec. 31, 2020 - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Aug. 21, 2020
Balance at Aug. 21, 2020
HighPeak business combination with HPK LP (in shares)	81,383			430,902
HighPeak business combination with HPK LP	$ 8	521,674
HighPeak business combination with HPK LP			(90,780)
Conversion of Pure Common Stock (in shares)	1,232
Conversion of Pure Common Stock		12,324		$ 12,324
Forward Purchases (in shares)	8,977
Forward Purchases	$ 1	89,768		89,769
Offering costs (including costs incurred at Pure prior to HighPeak business combination)		(21,766)		(21,766)
Deferred income tax liability at HighPeak business combination		(39,946)		(39,946)
Exercise of warrants (in shares)	313
Exercise of warrants		3,596		$ 3,596
Exercised (in shares)
Shares issued upon options being exercised
Compensation costs included in net loss		15,776		15,776
Net loss			(16,429)	(16,429)
Balance (in shares) at Dec. 31, 2020	91,968
Balance at Dec. 31, 2020	$ 9	$ 581,426	$ (107,209)	$ 474,226